Unaudited interim condensed consolidated statements of income / (loss) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 291,662	SFr 175,062	SFr 527,343	SFr 315,454
Cost of sales	(130,824)	(68,714)	(244,431)	(128,275)
Gross profit	160,838	106,348	282,912	187,179
Selling, general and administrative expenses	(134,497)	(82,966)	(253,200)	(174,699)
Operating result	26,341	23,382	29,712	12,480
Financial income	1,114	5	1,424	12
Financial expenses	(1,536)	(1,025)	(3,035)	(1,543)
Foreign exchange result	32,272	(380)	49,462	2,299
Income before taxes	58,191	21,982	77,563	13,248
Income taxes	(9,043)	(7,772)	(14,071)	(9,490)
Net income	SFr 49,148	SFr 14,210	SFr 63,492	SFr 3,758
Class A
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.16	SFr 0.05	SFr 0.20	SFr 0.01
Diluted EPS (CHF) (in CHF per share)	0.15	0.05	0.20	0.01
Class B
Earnings per share
Basic EPS (CHF) (in CHF per share)	0.016	0.005	0.020	0.001
Diluted EPS (CHF) (in CHF per share)	SFr 0.015	SFr 0.005	SFr 0.020	SFr 0.001